Acquisitions and business divestments - Divestments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisitions and business divestments
Proceeds from divestments of consolidated businesses, net of transaction costs			$ 1,090.0
Net gains relating to divestments of consolidated businesses, net of transaction costs	$ 0.0	$ 0.0	$ 543.0